Flight Equipment Held for Operating Leases (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 376,437	$ 230,716	$ 219,655
Operating lease revenue, Percentage	100.00%	100.00%	100.00%
Europe [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	170,328	109,391	105,504
Operating lease revenue, Percentage	45.00%	47.00%	48.00%
Europe [Member] | United Kingdom [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	45,916	19,444	9,255
Operating lease revenue, Percentage	12.00%	8.00%	4.00%
Europe [Member] | Germany [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	28,746	15,560	15,284
Operating lease revenue, Percentage	8.00%	7.00%	7.00%
Europe [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	95,666	74,387	80,965
Operating lease revenue, Percentage	25.00%	32.00%	37.00%
Asia and South Pacific [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	110,736	47,249	44,948
Operating lease revenue, Percentage	30.00%	20.00%	20.00%
Asia and South Pacific [Member] | India [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	39,312	22,341	24,430
Operating lease revenue, Percentage	10.00%	10.00%	11.00%
Asia and South Pacific [Member] | China [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	36,918	13,620	15,636
Operating lease revenue, Percentage	10.00%	6.00%	7.00%
Asia and South Pacific [Member] | Australia [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	25,280	5,392
Operating lease revenue, Percentage	7.00%	2.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	9,226	5,896	4,882
Operating lease revenue, Percentage	3.00%	2.00%	2.00%
North America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	45,202	42,979	46,657
Operating lease revenue, Percentage	12.00%	19.00%	21.00%
North America [Member] | United States [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	41,311	39,088	41,725
Operating lease revenue, Percentage	11.00%	17.00%	19.00%
North America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	3,891	3,891	4,932
Operating lease revenue, Percentage	1.00%	2.00%	2.00%
Mexico South and Central America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	31,473	17,963	18,781
Operating lease revenue, Percentage	8.00%	8.00%	9.00%
Mexico South and Central America [Member] | Mexico [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	18,843	16,276	18,781
Operating lease revenue, Percentage	5.00%	7.00%	9.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	12,630	1,687
Operating lease revenue, Percentage	3.00%	1.00%
Middle East and Africa [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 18,698	$ 13,134	$ 3,765
Operating lease revenue, Percentage	5.00%	6.00%	2.00%